Unrecognized Tax Benefits Excluding Interest Correlative Effects and Indirect Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning of year	$ 21,107	$ 11,826	$ 15,380
Gross increases – tax positions in prior years	3,079	2,075	9,845
Gross decreases – tax positions in prior years	(3,512)	(203)	(5,121)
Gross increases – tax positions in current year	4,978	3,369	2,540
Gross decreases – tax positions in current year	(594)	(51)	(529)
Settlements with taxing authorities			(8,599)
Lapse of statute of limitations	(6,331)	(1,872)	(1,690)
Unrecognized tax benefits assumed with acquisition		5,963
Unrecognized tax benefits at end of year	$ 18,727	$ 21,107	$ 11,826